Long-Term Debt and Contractual Commitments Unconditional Obligations (Parenthetical) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Purchase Obligations	$ 707	[1]
Minimum | Purchase Commitment | Annual
Purchase Obligations	$ 5

[1]	Includes contracts with a minimum annual payment of $5 million